CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 06, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	245,000,000	70,000,000		70,000,000
Common stock, shares issued (in shares)	14,125,152	13,165,152		6,421,829
Common stock, shares outstanding (in shares)	13,950,794	12,990,794	13,165,152	6,421,829
Treasury stock, shares	174,358	174,358